Interim Condensed Consolidated Statements of Cash Flows (Unaudited)	6 Months Ended
	Jun. 30, 2023 USD ($)	Jun. 30, 2023 SGD ($)	Jun. 30, 2022 SGD ($)
CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss	$ (1,846,402)	$ (2,496,886)	$ (935,412)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation of property and equipment	15,364	20,777	10,367
Amortization of operating lease right-of-use assets	119,614	161,754	130,956
Provision for doubtful accounts	5,634	7,619	13,810
Changes in assets and liabilities:
Accounts receivable	14,622	19,773	25,239
Prepayments	(56,345)	(76,195)	(314,797)
Other current assets, net	(5,901)	(7,979)	(2,335)
Deposits	128	173	(30,474)
Accounts payable	56,142	75,921	4,580
Contract liabilities	(111,538)	(150,834)	951,187
Accrued liabilities and other payables	60,904	82,359	(39,158)
Other taxes payable	(18,562)	(25,101)	24,306
Operating lease obligation	(116,676)	(157,781)	(129,831)
NET CASH USED IN OPERATING ACTIVITIES	(1,883,016)	(2,546,400)	(291,562)
CASH FLOWS FROM INVESTING ACTIVITIES:
Purchases of property and equipment	(2,130)	(2,880)	(13,168)
Loan to third party		(284,550)
Loan repayment by a shareholder			870,728
NET CASH USED IN INVESTING ACTIVITIES	(212,549)	(287,430)	857,560
CASH FLOWS FROM FINANCING ACTIVITIES:
Issue of Share Capital		3,722
Amount due to a shareholder	(1,693,444)	(2,290,044)	274,188
Net IPO costs	8,350,331	11,292,152
Deferred IPO costs			(138,960)
Deferred IPO costs			138,960
Repayment of bank loans	(116,583)	(157,655)	(153,100)
NET CASH (USED IN)/ PROVIDED BY FINANCING ACTIVITIES	6,543,056	8,848,175	(17,872)
NET CASH PROVIDED BY FINANCING ACTIVITIES	6,543,056	8,848,175	(17,872)
Foreign currency effect	23,967	32,408	(11,736)
NET CHANGE IN CASH AND CASH EQUIVALENTS	4,471,458	6,046,753	536,390
CASH, CASH EQUIVALENTS AND RESTRICTED CASH AT BEGINNING OF PERIOD	222,904	301,433	1,220,931
CASH, CASH EQUIVALENTS AND RESTRICTED CASH AT PERIOD END	4,694,362	6,348,186	1,757,321
SUPPLEMENTAL CASH FLOW INFORMATION:
Loan interest	7,739	10,466
Interest expense	4,626	6,255	18,740
Income tax paid